Pruco Life Insurance Company	Thomas C. Castano Assistant General Counsel Law Department

Pruco Life Insurance Company 213 Washington Street Newark, NJ 07102-2992 (973) 802-4708 fax: (973) 802-9560

March 4, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re: Pruco Life PRUvider Variable Appreciable Account (File No. 811-7040)

Dear Commissioners:

        On behalf of Pruco Life Insurance Company and the Pruco Life PRUvider Variable Appreciable Account (the “Account”), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2003 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

1.       Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0000355348-04-000070
         Date of Filing:       03/01/04

        If you have any questions regarding this filing, please contact me at (973) 802-4708.

                                                                     Sincerely,

                                                                   /s/ Thomas C. Castano

VIA EDGAR